Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)	$ 10,351	$ (76,200)	$ (196,333)	$ (208,230)	$ (387,482)
Other comprehensive loss, net of tax:
Change in currency translation adjustment	(4,473)	(2,325)	(5,467)	13,675	(583)
Other comprehensive (loss) income, net of tax	(4,473)	(2,325)	(5,467)	13,675	(583)
Total comprehensive income (loss)	$ 5,878	$ (78,525)	$ (201,800)	$ (194,555)	$ (388,065)